Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 item
Effect of interest rate swap hedges on results
Unrealized gains/(losses)	$ 22,121,000	$ (739,000)	$ 10,537,000
Unrealized and realized losses on interest rate swaps	(126,150,000)	(155,173,000)	(121,379,000)
Interest rate swap contracts
Cash Flow Interest Rate Swap Hedges
Unrealized gains/(losses) related to fair value changes	139,400,000	64,900,000	(10,300,000)
Hedge ineffectiveness gains (losses)		1,800,000	19,700,000
Interest rate swap contracts | Cash Flow Hedges
Cash Flow Interest Rate Swap Hedges
Fair Value of swap liabilities	(168,508,000)	(307,048,000)
Fair value of swap assets	886,000
Deferred realized losses reclassified from accumulated OCI into income			200,000
Unrealized losses reclassified from accumulated OCI into earnings	116,600,000	67,600,000
Change in fair value	139,400,000	105,400,000
Effect of interest rate swap hedges on results
Total realized losses	(145,600,000)	(159,700,000)	(163,800,000)
Realized losses deferred in Other Comprehensive Loss		7,000,000	31,300,000
Realized losses expensed in consolidated Statements of Operations	(145,600,000)	(152,700,000)	(132,500,000)
Amortization of deferred realized losses	(4,000,000)	(3,500,000)	(1,600,000)
Unrealized gains/(losses)	22,800,000	(900,000)	9,200,000
Unrealized and realized losses on interest rate swaps	(126,800,000)	(157,100,000)	(124,900,000)
Number of new buildings cancelled which resulted in over-hedging position				3
Realized losses attributable to over-hedging position		19,000,000	38,900,000
RBS | Interest rate swap contracts | 4.855% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.855%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities		(4,172,000)
RBS | Interest rate swap contracts | 4.875% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.875%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities		(4,190,000)
RBS | Interest rate swap contracts | 4.78% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.78%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities		(4,103,000)
RBS | Interest rate swap contracts | 5.07% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(11,586,000)	(20,759,000)
RBS | Interest rate swap contracts | 4.922% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.922%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(2,052,000)	(11,253,000)
RBS | Interest rate swap contracts | 4.9775% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.9775%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(6,732,000)	(15,882,000)
RBS | Interest rate swap contracts | 5.12% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.12%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(8,919,000)	(13,523,000)
RBS | Interest rate swap contracts | 5.07% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(8,869,000)	(13,424,000)
HSH Nordbank | Interest rate swap contracts | 4.855% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	400,000,000
Fixed Rate (Danaos pays) (as a percent)	4.855%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(17,298,000)	(34,952,000)
CITI | Interest rate swap contracts | 5.124% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.124%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(12,520,000)	(21,792,000)
CITI | Interest rate swap contracts | 5.1775% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.1775%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(12,738,000)	(22,116,000)
CITI | Interest rate swap contracts | 4.9975% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000
Fixed Rate (Danaos pays) (as a percent)	4.9975%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(9,797,000)	(21,241,000)
CITI | Interest rate swap contracts | 5.1% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000
Fixed Rate (Danaos pays) (as a percent)	5.10%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(21,774,000)	(33,273,000)
CITI | Interest rate swap contracts | 4.98% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.98%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(8,754,000)	(13,243,000)
CITI | Interest rate swap contracts | 4.695% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.695%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(17,870,000)	(26,357,000)
Eurobank | Interest rate swap contracts | 4.8125% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.8125%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(17,067,000)	(25,725,000)
Eurobank | Interest rate swap contracts | 4.755% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.755%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair Value of swap liabilities	(12,532,000)	(21,043,000)
ABN Amro | Interest rate swap contracts | 1.4975% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	325,000,000
Fixed Rate (Danaos pays) (as a percent)	1.4975%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair value of swap assets	382,000
ABN Amro | Interest rate swap contracts | 1.4125% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000
Fixed Rate (Danaos pays) (as a percent)	1.4125%
Floating Rate (Danaos receives) (as a percent)	USD LIBOR 3M BBA
Fair value of swap assets	$ 504,000